Taxes on Earnings (Tables)	12 Months Ended
Oct. 31, 2015
Taxes on Earnings
Schedule of domestic and foreign components of earnings from continuing operations before taxes
	For the fiscal years ended October 31
	2015	2014	2013
	In millions
U.S.	$216	$1,511	$1,229
Non-U.S.	3,316	2,352	1,826

	$3,532	$3,863	$3,055

Schedule of (benefit from) provision for taxes on earnings from continuing operations

	For the fiscal years ended October 31
	2015	2014	2013
	In millions
U.S. federal taxes:
Current	$(2,206)	$232	$202
Deferred	1,069	128	(284)
Non-U.S. taxes:
Current	431	598	543
Deferred	76	(26)	38
State taxes:
Current	362	129	25
Deferred	82	(122)	71

	$(186)	$939	$595

Schedule of differences between the U.S. federal statutory income tax rate and effective tax rate

	For the fiscal years ended October 31
	2015	2014	2013
U.S. federal statutory income tax rate from continuing operations	35.0%	35.0%	35.0%
State income taxes from continuing operations, net of federal tax benefit	(6.1)%	0.5%	(0.1)%
Lower rates in other jurisdictions, net	(1.2)%	(11.6)%	(17.3)%
Research and development (“R&D”) credit	(0.2)%	(0.2)%	(1.2)%
Valuation allowances	(48.0)%	—	1.3%
Uncertain tax positions	11.1%	(1.6)%	(4.7)%
Other, net	4.1%	2.2%	6.5%

	(5.3)%	24.3%	19.5%

Schedule of reconciliation of gross unrecognized tax benefits

	As of October 31
	2015	2014	2013
	In millions
Balance at beginning of year	$1,545	$1,284	$1,161
Increases:
For current year’s tax positions	2,102	166	66
For prior years’ tax positions	5,208	323	224
Decreases:
For prior years’ tax positions	(2,063)	(113)	(65)
Statute of limitations expirations	(46)	(41)	(5)
Settlements with taxing authorities	(200)	(74)	(97)

Balance at end of year	$6,546	$1,545	$1,284

Schedule of significant components of deferred tax assets and deferred tax liabilities

	As of October 31
	2015		2014
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
	In millions
Loss and credit carryforwards	$7,395	$(14)	$9,567	$—
Unremitted earnings of foreign subsidiaries	—	(5,112)	—	(3,566)
Inventory valuation	5	—	59	(6)
Intercompany transactions—profit in inventory	7	(110)	—	—
Intercompany transactions—excluding inventory	2,069	—	1,617	—
Fixed assets	692	(420)	211	(16)
Warranty	386	(6)	436	—
Employee and retiree benefits	1,728	(689)	76	(70)
Accounts receivable allowance	100	—	72	—
Intangible assets	—	(126)	191	—
Restructuring	19	—	54	—
Deferred revenue	201	(2)	194	(4)
Other	500	(116)	504	(231)

Gross deferred tax assets and liabilities	13,102	(6,595)	12,981	(3,893)
Valuation allowances	(7,114)	—	(8,231)	—

Net deferred tax assets and liabilities	$5,988	$(6,595)	$4,750	$(3,893)

Schedule of current and long-term deferred tax assets and liabilities

	As of October 31
	2015	2014
	In millions
Current deferred tax assets	$1,047	$1,202
Current deferred tax liabilities	(57)	(37)
Long-term deferred tax assets	216	210
Long-term deferred tax liabilities	(1,813)	(518)

Total	$(607)	$857

Schedule of tax credit carryforwards

	Carryforward	Valuation Allowance	Initial Year of Expiration
	In millions
U.S. foreign tax credits	$38	$—	2021
U.S. R&D and other credits	22	—	2017
Tax credits in state and foreign jurisdictions	189	(87)	2016

Balance at end of year	$249	$(87)

Schedule of valuation allowance balance

	As of October 31
	2015	2014	2013
	In millions
Balance at beginning of year	$8,231	$8,196	$6,872
Income tax (benefit) expense	(2,183)	(14)	955
Other comprehensive income, currency translation and charges to other accounts	1,066	49	369

Balance at end of year	$7,114	$8,231	$8,196